Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 4,426	$ 4,506	$ 4,471
Deposits and collateral provided in connection with litigation, regulatory and similar matters	2,250	2,235	2,205
Prepaid expenses	1,019	848	709
VAT, withholding tax and other tax receivables	707	1,830	1,405
Properties and other non-current assets held for sale	111	279	279
Other	741	670	583
Total other non-financial assets	$ 9,254	$ 10,367	$ 9,652